RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Accrued restructuring costs by type of initiative

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$—	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 initiatives	—	—	—	—	—	—	1	1
2012 charges for 2011 initiatives	—	—	3	6	—	—	—	9
2012 charges for 2012 initiatives	37	—	2	—	—	—	—	39
Reversal of reserves no longer required	—	—	—	(14)	—	—	—	(14)
2012 payments for 2007 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2012 payments for 2009 initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 initiatives	—	(1)	—	(1)	—	—	(1)	(3)
2012 payments for 2011 initiatives	—	—	(12)	(12)	—	—	—	(24)
2012 payments for 2012 initiatives	(7)	—	(2)	—	—	—	—	(9)
Foreign currency effect on liability balance	—	—	—	1	1	—	(1)	1

Accrued liabilities as of September 30, 2012	$30	$—	$3	$49	$2	$6	$—	$90

Current portion of restructuring reserves	$18	$—	$2	$28	$2	$6	$—	$56
Long-term portion of restructuring reserve	12	—	1	21	—	—	—	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	—	—	15	—	—	—	16
Estimated additional charges beyond one year	—	—	—	4	—	—	—	4

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

Cash and non-cash restructuring charges by initiative

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88